Earnings per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share

The following table presents the calculation of basic and diluted earnings per share ("EPS"):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
	(in millions, except per share amounts)
Basic EPS:
Numerator:
Net income attributable to Hilton stockholders	$260	$217	$418	$378
Denominator:
Weighted average shares outstanding	290	301	291	308
Basic EPS	$0.90	$0.72	$1.43	$1.22

Diluted EPS:
Numerator:
Net income attributable to Hilton stockholders	$260	$217	$418	$378
Denominator:
Weighted average shares outstanding	292	303	294	311
Diluted EPS	$0.89	$0.71	$1.42	$1.21

Less than 1 million share-based compensation awards were excluded from the computation of diluted EPS for the three and six months ended June 30, 2019 and 2018 because their effect would have been anti-dilutive under the treasury stock method.
Earnings (Loss) Per Share

The following table presents the calculation of basic and diluted earnings (loss) per share ("EPS").

	Year Ended December 31,
	2018	2017	2016
	(in millions, except per share amounts)
Basic EPS:
Numerator:
Net income (loss) from continuing operations attributable to Hilton stockholders	$764	$1,084	$(27)
Denominator:
Weighted average shares outstanding	302	324	329
Basic EPS	$2.53	$3.34	$(0.08)

Diluted EPS:
Numerator:
Net income (loss) from continuing operations attributable to Hilton stockholders	$764	$1,084	$(27)
Denominator:
Weighted average shares outstanding	305	327	329
Diluted EPS	$2.50	$3.32	$(0.08)

Approximately 1 million, 1 million and 2 million share-based compensation awards were excluded from the weighted average shares outstanding used in the computation of diluted EPS for the years ended December 31, 2018, 2017 and 2016, respectively, because their effect would have been anti-dilutive under the treasury stock method.